Feb. 02, 2026
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Investment Objective
Baillie Gifford International Concentrated Growth ETF seeks capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.72%
Other Expenses(a)	0%
Total Annual Fund Operating Expenses	0.72%
(a)	Estimated for the current fiscal year.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual

Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus, but it is expected that Baillie Gifford International Concentrated Growth Equities Fund (the “Predecessor Mutual Fund”), a series of Baillie Gifford Funds, will be reorganized into the Fund. For its fiscal year ended December 31, 2024, the Predecessor Mutual Fund’s portfolio turnover rate was 26%. Because the Predecessor Mutual Fund operated as a mutual fund rather than as an ETF, the portfolio turnover rate for the Fund may be different from that of the Predecessor Mutual Fund.

Principal Investment Strategies

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The Fund may invest to a significant extent (up to 30% of the Fund's net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 20 and 35 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Performance

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Absent any applicable fee waivers and/or expense limitations (which had applied to the Predecessor Mutual Fund since inception), performance would have been lower for the Predecessor Mutual Fund. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Annual Total Returns – Predecessor Mutual Fund’s Institutional Class Shares

Highest Quarterly Return: 44.43% (Q2, 2020) Lowest Quarterly Return: -24.10% (Q2, 2022)
Average Annual Total Returns for Periods Ended December 31, 2024

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Predecessor Mutual Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	18.34%	10.24%	10.83%
Institutional Class Returns After Taxes on Distributions	18.37%	5.60%	7.50%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	10.89%	8.20%	8.84%

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Predecessor Mutual Fund Inception (12/14/2017)
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(1)	6.09%	4.60%	5.30%
(1)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.